Operating Leases - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturities of lease liabilities
Within one year	¥ 227,647	¥ 254,219
Within a period of more than one years but not more than two years	179,784	170,612
Within a period of more than two years but not more than three years	133,299	164,966
Within a period of more than three years but not more than four years	118,142	109,394
Within a period of more than four years but not more than five years	47,397	95,021
More than five year	125,054	104,362
Total lease commitment	¥ 831,323	¥ 898,574